Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes
Effective income tax reconciliation tax exempt income			12.50%
Income tax expense benefit	¥ (927)	$ (131)	¥ 21,002	¥ 12,027
Effective income tax reconciliation			25.00%
Unrecognized tax benefits	54,212		¥ 55,263	43,311	$ 7,636	$ 7,784
Operating loss carryforwards	54,212		53,656	40,002	7,636
Unrecognized tax benefits that would impact effective tax rate	54,098		55,149	43,197	7,620
Unrecognized tax benefits, interest on income taxes expense	2,818	$ 397	2,523	5,785
Unrecognized tax benefits, interest on income taxes accrued	¥ 14,242		11,424	8,901	2,006
Hainan quhuo and haikou chengtu
Income Taxes
Effective income tax rate reconciliation reduction	15.00%	15.00%
High And Technology Enterprise [Member] | Beijing quhuo
Income Taxes
Effective income tax rate reconciliation reduction	15.00%	15.00%
Hong Kong
Income Taxes
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Annual profit tax reduction	8.25%	8.25%
State Administration of Taxation, China [Member]
Income Taxes
Effective income tax reconciliation statutory tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Tax rate outside PRC	25.00%	25.00%
Effective income tax reconciliation	20.00%	20.00%
Assessable profit	¥ 3,000		1,000
Operating loss carryforwards	¥ 113,220		¥ 81,542	¥ 56,041	$ 15,947
Preferential tax rate			20.00%
State Administration of Taxation, China [Member] | Minimum
Income Taxes
Assessable profit			¥ 1,000
State Administration of Taxation, China [Member] | Maximum
Income Taxes
Assessable profit			¥ 3,000